Share-based payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022 AUD ($)	Jun. 30, 2022	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee remuneration expense | $		$ 1,674,581
Weighted average remaining contractual life of outstanding share options	3 years 17 days				2 years 7 months 6 days
Number of options issued to employees			4,800,000	4,800,000	2,200,000
Tranches 9 and 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable			50.00%
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable			75.00%
Number of options issued to employees					1,200,000
Tranches 12 and 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable			25.00%
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested					1,000,000
Number of options issued					1,200,000
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued to employees			100,000
Percentage of options going to vest					25.00%
Tranches 2 and 8 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested					53.00%
Tranches 10 and 12 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested					25.00%